Note 13 - Retirement and Pension Plans - Change in Benefit Obligation and Plan Assets (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Benefit obligation at beginning of year	¥ 6,388,110	¥ 5,285,093
Service cost	737,290	648,944	¥ 573,956
Interest cost	43,988	67,525	73,902
Actuarial loss (gain)	(263,016)	480,755
Benefit paid	(129,149)	(94,207)
Benefit obligation at end of year	6,777,223	6,388,110	5,285,093
Fair value of plan assets at beginning of year	3,193,899	2,930,310
Actual return (loss) on plan assets	106,310	(16,667)
Employer contribution	404,795	334,252
Benefits paid	(69,845)	(53,996)
Fair value of plan assets at end of year	3,635,159	3,193,899	¥ 2,930,310
Funded status at end of year	¥ (3,142,064)	¥ (3,194,211)